Deferred dry dock and special survey costs, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Dry Dock And Special Survey Costs Net
Deferred charges, net (Table)

Dry - docking Costs
As of January 1, 2023	$54,663
Additions	38,341
Amortization	(19,284)
As of December 31, 2023	$73,720
Additions	42,506
Amortization	(24,287)
As of December 31, 2024	$91,939
Additions	58,189
Amortization	(30,055)
Write-off on disposal	(9,137)
As of December 31, 2025	$110,936